Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Rental and related revenue	$ 873,417	$ 770,008	$ 684,615
General contractor and service fee revenue	206,596	275,071	521,796
Revenues, Total	1,080,013	1,045,079	1,206,411
Expenses:
Rental expenses	158,837	137,629	129,536
Real estate taxes	117,681	106,071	95,627
General contractor and other services expenses	183,833	254,870	480,480
Depreciation and amortization	392,627	348,268	304,310
Costs and expenses, total	852,978	846,838	1,009,953
Other Operating Activities
Equity in earnings of unconsolidated companies	54,116	4,674	4,565
Gain on Sale of Properties	59,179	344	68,549
Earnings from sales of land	9,547	0	0
Undeveloped land carrying costs	(8,614)	(8,829)	(8,934)
Impairment charges	(3,777)	0	(12,931)
Other Operating Income (Expense), Net	470	(633)	(1,237)
General and administrative expenses	(42,673)	(46,424)	(43,107)
Other Operating Activities, Net	68,248	(50,868)	6,905
Operating income (loss)	295,283	147,373	203,363
Other Nonoperating Income (Expense)
Interest and other income, net	1,887	514	658
Interest expense	(228,324)	(229,417)	(206,244)
Gains (Losses) on Extinguishment of Debt	(9,433)	0	0
Acquisition-related activity	(3,093)	(4,192)	(1,188)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	56,320	(85,722)	(3,411)
Income Tax Expense (Benefit)	5,080	103	194
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	61,400	(85,619)	(3,217)
Discontinued operations
Income (loss) before gain on sales	1,907	(3,716)	(1,356)
Gain on sale of depreciable properties	133,242	13,467	100,882
Income (loss) from discontinued operations	135,149	9,751	99,526
Net income (loss)	196,549	(75,868)	96,309
Dividends on preferred shares	(31,616)	(46,438)	(60,353)
Adjustments for redemption/repurchase of preferred shares	(5,932)	(5,730)	(3,796)
Net Income (Loss) Attributable to Noncontrolling Interest	(5,957)	1,891	(744)
Net income (loss) attributable to common shareholders	153,044	(126,145)	31,416
Earnings Per Share, Basic [Abstract]
Continuing operations attributable to common shareholders	$ 0.06	$ (0.52)	$ (0.27)
Discontinued operations attributable to common shareholders	$ 0.41	$ 0.04	$ 0.38
Total	$ 0.47	$ (0.48)	$ 0.11
Earnings Per Share, Diluted [Abstract]
Continuing operations attributable to common shareholders	$ 0.06	$ (0.52)	$ (0.27)
Discontinued operations attributable to common shareholders	$ 0.41	$ 0.04	$ 0.38
Total	$ 0.47	$ (0.48)	$ 0.11
Weighted Average Number of Shares Outstanding, Basic	322,133	267,900	252,694
Weighted Average Number of Shares Outstanding, Diluted	326,712	267,900	259,598
Comprehensive Income (Loss) [Abstract]
Net income (loss)	196,549	(75,868)	96,309
Amortization of interest contracts	451	1,829	1,829
Other	977	(125)	590
Total other comprehensive income	1,428	1,704	2,419
Comprehensive income (loss)	197,977	(74,164)	98,728
Duke Realty Limited Partnership [Member]
Revenues:
Rental and related revenue	873,417	770,008	684,615
General contractor and service fee revenue	206,596	275,071	521,796
Revenues, Total	1,080,013	1,045,079	1,206,411
Expenses:
Rental expenses	158,837	137,629	129,536
Real estate taxes	117,681	106,071	95,627
General contractor and other services expenses	183,833	254,870	480,480
Depreciation and amortization	392,627	348,268	304,310
Costs and expenses, total	852,978	846,838	1,009,953
Other Operating Activities
Equity in earnings of unconsolidated companies	54,116	4,674	4,565
Gain on Sale of Properties	59,179	344	68,549
Earnings from sales of land	9,547	0	0
Undeveloped land carrying costs	(8,614)	(8,829)	(8,934)
Impairment charges	(3,777)	0	(12,931)
Other Operating Income (Expense), Net	470	(633)	(1,237)
General and administrative expenses	(42,673)	(46,424)	(43,107)
Other Operating Activities, Net	68,248	(50,868)	6,905
Operating income (loss)	295,283	147,373	203,363
Other Nonoperating Income (Expense)
Interest and other income, net	1,887	514	658
Interest expense	(228,324)	(229,417)	(206,244)
Gains (Losses) on Extinguishment of Debt	(9,433)	0	0
Acquisition-related activity	(3,093)	(4,192)	(1,188)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	56,320	(85,722)	(3,411)
Income Tax Expense (Benefit)	5,080	103	194
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	61,400	(85,619)	(3,217)
Discontinued operations
Income (loss) before gain on sales	1,907	(3,716)	(1,356)
Gain on sale of depreciable properties	133,242	13,467	100,882
Income (loss) from discontinued operations	135,149	9,751	99,526
Net income (loss)	196,549	(75,868)	96,309
Dividends on preferred shares	(31,616)	(46,438)	(60,353)
Adjustments for redemption/repurchase of preferred shares	(5,932)	(5,730)	(3,796)
Noncontrolling Interest in Net Income (Loss) Joint Venture Partners, Nonredeemable	(3,863)	(382)	115
Net income (loss) attributable to common shareholders	155,138	(128,418)	32,275
Earnings Per Share, Basic [Abstract]
Continuing operations attributable to common shareholders	$ 0.06	$ (0.52)	$ (0.27)
Discontinued operations attributable to common shareholders	$ 0.41	$ 0.04	$ 0.38
Total	$ 0.47	$ (0.48)	$ 0.11
Earnings Per Share, Diluted [Abstract]
Continuing operations attributable to common shareholders	$ 0.06	$ (0.52)	$ (0.27)
Discontinued operations attributable to common shareholders	$ 0.41	$ 0.04	$ 0.38
Total	$ 0.47	$ (0.48)	$ 0.11
Weighted Average Number of Shares Outstanding, Basic	326,525	272,729	259,598
Weighted Average Number of Shares Outstanding, Diluted	326,712	272,729	259,598
Comprehensive Income (Loss) [Abstract]
Net income (loss)	196,549	(75,868)	96,309
Amortization of interest contracts	451	1,829	1,829
Other	977	(125)	590
Total other comprehensive income	1,428	1,704	2,419
Comprehensive income (loss)	$ 197,977	$ (74,164)	$ 98,728